Acquisition and Disposition of Companies (Table)	12 Months Ended
Dec. 31, 2017
Acquisition And Disposition Of Companies Table
Schedule of gain on sale
Consideration received from sale of Oro Silver:
Fair value of common shares of Endeavour	$6,571
Derivative liability assumed by Endeavour (Note 7(a)(i))	200
		$6,771
Less:
Cost of disposition of Oro Silver:
Net assets of Oro Silver	1,873
Transaction costs	19
		(1,892)
Gain from disposition of subsidiary		$4,879

Schedule of net income (loss) from discontinued operations from sale
	December 31,
	2017	2016	2015

Amortization	$-	$(2)	$(1)
Foreign exchange gain	-	5	-
Legal	-	(3)	-
Office and sundry	-	(7)	(4)
Rent	-	(3)	-
Salaries and management	-	(13)	-
Property investigation	-	(5)	-
Gain from disposition of subsidiary	-	4,879	-
Loss from derivative liability	-	(25)	-
Net income (loss) from discontinued operations	$-	$4,826	$(5)

Reported cash flows from discontinued operations from the sale
	December 31,
	2017	2016	2015
Cash provided from (used by) discontinued operations:

Operations:
Net income (loss) from discontinued operations	$-	$4,826	$(5)
Items not involving cash:
Amortization	-	2	1
Foreign currency translation	-	(14)	-
Gain from disposition of subsidiary	-	(4,879)	-
Loss from derivative liability	-	25	-
	-	(40)	(4)
Changes in non-cash working capital items:
Receivables and prepaids	-	(8)	-
Accounts payable and accrued liabilities	-	(7)	13
Operating cash flow (used by) provided from discontinued operations	$-	$(55)	$9

Investing:
Mineral property interests, net of recoveries	$-	$(409)	$(262)
Cash used by investing activities from discontinued operations	$-	$(409)	$(262)

Allocation of the purchase price to assets and liabilities
American Innovative Minerals, LLC

Assets:
Mineral property interests	$2,183

Total	$2,183

Consideration paid for AIM in March 2017:

Cash	$2,000
Obligation for deferred royalty payments	183

Total consideration	$2,183